BORROWINGS AND OTHER FINANCING ARRANGEMENTS	12 Months Ended
Dec. 31, 2021
BORROWINGS AND OTHER FINANCING ARRANGEMENTS
BORROWINGS AND OTHER FINANCING ARRANGEMENTS

11. BORROWINGS AND OTHER FINANCING ARRANGEMENTS

a) Borrowings from banks and other third parties

The Company’s borrowings from banks and other third parties consist of the following:

	At December 31,
	2020	2021
Short-term borrowings	$31,980,868	$—
Long-term borrowings, current portion	—	—
Subtotal borrowings	31,980,868	—
Bond payable	9,034,691	—
Long-term borrowings	—	61,510
Total borrowings from bank and other third parties	$41,015,559	$61,510

As of December 31, 2020, short-term borrowings of $31,980,868 and bond payable of $9,034,691 were jointly guaranteed by the Company and its subsidiaries.

As of December 31, 2021, the long-term borrowings of $61,510 were jointly guarantee by the Company and its subsidiaries.

i) Short-term borrowings

Interest rates are fixed for the short-term borrowings as of December 31, 2020. The weighted average interest rate of short-term loans in the years ended December 31, 2020 were 4.44%.

Included in short-term borrowings there are two four-year term loans being borrowed by the Company’s Korean subsidiaries in March 2013, totaling Korean Won 35.7 billion ($30.9 million) and expected to be repaid in March 2017. In 2017, the subsidiaries extended the maturity date by three years to March 2020. In March 2020, the subsidiaries have further extended the maturity date by one year to March 2021. The proceeds from these loans were used to finance the Company’s PV plant projects in Romania. The balance of the loan as of December 31, 2020 was Korean Won 28.5 billion ($26.2 million). In February 2021, the subsidiaries have fully repaid the loans.

As of December 31, 2021, all the short-term borrowings has been fully repaid and there was no new short-term borrowings by the Company.

ii) Bond payable

In July 2020, the Company's Luxembourg subsidiary issued a bond to an investor in France for the purpose of financing the Company's PV plant projects in Poland totaling EUR 10.6 million ($13.1 million). The bond has a maturity date in November 2021. The balance of the bond as of December 31, 2020 was EUR 7.4 million ($9.0 million). In April 2021, the Luxembourg subsidiary fully repaid the bond and early terminated the bond contract.

Interest rates are fixed for the bond payable. The weighted average interest rate of bond payable in the year ended December 31, 2020 was 5%.

As of December 31, 2021, all bond has been fully repaid and there was no new bond payable issue.

iii) Long-term borrowings

In January 2021, the Company's United Kingdom ("UK") subsidiary obtained a long-term loan by a lender in the UK totally £45,563 ($61,510). The long-term loan has a maturity date of July 2026. The proceeds from this loan were used for general working capital purposes. The long-term borrowing was interest free for the year ended December 31, 2021.

As of December 31, 2021, the long-term borrowings were $61,510.

b) Financing associated with failed sale-lease back transactions

In 2019, certain subsidiaries of the Company (the “seller-lessee”) sold self-built solar projects (“leased assets”) with carrying amount of $4,008,534 to different domestic financial leasing companies (the “buyer-lessors”) for cash consideration of $2,793,810, and simultaneously entered into the contracts to lease back the leased assets from the buyer-lessors for 5 to 10 years. These arrangements are guaranteed by other subsidiaries of the Company and are also pledged by the shares and rights to the future power generation income of the seller-lessee. Pursuant to the terms of the agreements, the seller-lessee is required to make lease payments to the buyer-lessors over the lease period and is entitled to obtain ownership of the equipment at a nominal price upon the expiration of the lease.

As the leased assets are considered integral with real estate under ASC 360, the sale-leaseback rules related to real estate are applied. The lease transactions do not qualify as a sale-leaseback transaction as these solar projects are initially invested and built up by the seller-lessee with expected useful life of 25 years and are continuingly maintained by the seller-lessee. The seller-lessee has an obligation to repurchase the leased assets upon the expiry of the lease. In addition, after the lease period, the seller-lessee will keep using the assets and has no plans to sell or for early-disposal.

Accordingly, these transactions are accounted for as financing transactions in accordance with ASC 840. Internal rate of return is used in the computation of interest cost. The assets remain in the property, plant and equipment (“PPE”) and continue to be depreciated.

As of December 31, 2020 and 2021, the Company recorded $27,771,450 and $20,383,449 under failed sale and lease back liabilities as non-current portion and $4,436,040 and $6,712,423 as the current portion, which represents principal to be paid in the next year. The weighted average effective interest rate of the financing was 7.15% and 7.02% and interest costs incurred during the years ended December 31, 2020 and 2021 were $3,296,613 and $2,758,095, respectively. These failed sale-leaseback financings were collateralized by the underlying assets of the solar projects.

c) Finance lease

In 2020 and 2021, the Company leased module, inverter and other materials from different domestic financial leasing companies. Pursuant to the terms of the contracts, the Company is required to make lease payments to the finance lease companies and is entitled to obtain the ownership of this machinery and equipment at a nominal price upon the expiration of the lease. These arrangements are guaranteed by other subsidiaries of the Company and are also pledged by the shares and rights for the future power generation income of the leased assets. The lease is classified as finance lease. As of December 31, 2020, the total finance lease contracts entered by the Company is $33,050,116 and the carrying amount is included in finance lease right-of-use assets that is being depreciated over lives of 25 years. As of December 31, 2021, the total finance lease contracts entered by the Company is $33,840,480 and the carrying amount is included in finance lease right-of-use assets that is being depreciated over lives of 25 years. The payable related to these contracts as of December 31, 2020 and 2021 was $19,852,094 and $14,187,759, respectively.

As of December 31, 2020 and 2021, the net values of the leased assets are:

	As of December 31,
	2020	2021

Modules, inverters, and other	$33,050,116	$33,840,480

As of December 31, 2021, future minimum payments required under the finance lease are:

USD
Years ended December 31,
2022	$5,086,027
2023	5,825,001
2024	2,121,515
2025	1,153,067
2026	897,184
2027 and later	879,979
Total minimum lease payments	15,962,773
Less: Amount representing interest	(1,775,014)
Present value of net minimum lease payments	14,187,759
Current portion	4,654,284
Non-current portion	$9,533,475

	At December 31,
	2020	2021
Current portion of finance lease	$3,661,015	$4,654,284
Current portion of failed sale and lease back	4,436,040	6,712,423
Total current portion of failed sale-lease back and finance lease	8,097,055	11,366,707

Non-current portion for finance lease	16,191,079	9,533,475
Non-current portion for failed sale and lease back	27,771,450	20,383,449
Total non-current portion of failed sale-lease back and finance lease	$43,962,529	$29,916,924

d) Interest expense

Interest expense incurred for the years ended December 31, 2019, 2020 and 2021 was $12,329,336, $6,464,266 and $5,272,202 of which $3,169,518, $258,190 and $118,408 has been capitalized in the carrying value of PPE and project assets.